SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2013
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	10 - 20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	6 - 10 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	6 years
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years